SCHEDULE OF LONG-TERM DEBT RELATED PARTIES (Details)				12 Months Ended
		Feb. 01, 2017 USD ($)	Jan. 03, 2017 USD ($)	Dec. 31, 2019 USD ($)		Jun. 30, 2021 USD ($)		Jun. 18, 2021 USD ($)	Jun. 18, 2021 INR (₨)	Dec. 31, 2020 USD ($)
Short-term Debt [Line Items]
Long term debt current - related parties				$ 1,338,737		$ 2,644,839				$ 1,843,399
Current portion of long-term debt related parties				(1,306,737)		(2,629,839)				(1,843,399)
Long-term debt - related parties				$ 32,000		15,000
Swarn Singh [Member]
Short-term Debt [Line Items]
Debt instrument, interest rate, stated percentage		15.00%	15.00%	21.00%
Loan bears monthly interest rate		1.25%	1.25%	1.75%
Notes Payable		$ 20,000	$ 25,000
Lathika Regunathan [Member]
Short-term Debt [Line Items]
Notes Payable | ₨									₨ 7,650,000
Debt instrument Interest due on demand								$ 100,000
Unsecured advances - CEO [Member]
Short-term Debt [Line Items]
Long term debt current - related parties				$ 1,221,737	[1]	2,006,691	[2]			1,718,277	[1],[2]
Note Payable - Satinder Thiara [Member]
Short-term Debt [Line Items]
Long term debt current - related parties				57,000	[3]	32,000	[4]			57,000	[3],[4]
Promissory Note - Kunaal Sikka [Member]
Short-term Debt [Line Items]
Long term debt current - related parties				15,000	[5]	15,000	[6]			15,000	[5],[6]
Notes Payable - Swarn Singh [Member]
Short-term Debt [Line Items]
Long term debt current - related parties				45,000	[7]	45,000	[8]			45,000	[7],[8]
Notes Payable-Chaudhary [Member]
Short-term Debt [Line Items]
Long term debt current - related parties					[9]	8,427	[10]			8,122	[9],[10]
Note Payable Director [Member]
Short-term Debt [Line Items]
Long term debt current - related parties	[11]					400,000
Advancesformer C E Oof Rohuma [Member]
Short-term Debt [Line Items]
Long term debt current - related parties						15,141
Advances - Former CEO of Mimo Technologies [Member]
Short-term Debt [Line Items]
Long term debt current - related parties	[12]					$ 122,580

[1]	This is an unsecured advance from the CEO originally entered into January 1, 2015. The note bears interest at 15% annually (1.25% monthly) and are due on demand.
[2]	This is an unsecured advance from the CEO originally entered into January 1, 2015. The note bears interest at 15% annually (1.25% monthly) and are due on demand.
[3]	Notes payable to Satinder Thiara entered into May 25, 2016 ($22,000) which is due December 31, 2021, December 13, 2016 ($10,000) which is due December 31, 2021, and May 1, 2018 ($25,000) which matured December 31, 2019 at interest rate of 15% annually (1.25% monthly). These are unsecured loans. The May 1, 2018 note is in default as of December 31, 2019. As a result the interest rate was changed to 21% annually (1.75% monthly).
[4]	Notes payable to Satinder Thiara entered into May 25, 2016 ($22,000) which is due December 31, 2021, December 13, 2016 ($10,000) which is due December 31, 2021, and May 1, 2018 ($25,000) which matured December 31, 2019 at interest rate of 15% annually (1.25% monthly). These are unsecured loans. The May 1, 2018 note is in default as of December 31, 2019. As a result the interest rate was changed to 21% annually (1.75% monthly). The May 1, 2018 note that matured December 31, 2019 was converted along with $12,392 in accrued interest into 43,990 shares of common stock on March 5, 2021.
[5]	Unsecured promissory note from Kunaal Sikka, the CEO’s son, dated September 13, 2018, in the amount of $15,000, maturing on December 31, 2019, and accruing interest at an annual rate of 12%. The note is in default as of December 31, 2019. As a result the interest rate was changed to 18% annually (1.50% monthly).
[6]	Unsecured promissory note from Kunaal Sikka, the CEO’s son, dated September 13, 2018, in the amount of $15,000, maturing on December 31, 2019, and accruing interest at an annual rate of 12%. The note was in default as of December 31, 2019 through June 25, 2021 when the note was extended until December 31, 2022. As a result the interest rate was changed to 18% annually (1.50% monthly) through June 25, 2021 and then changed to 6% annually.
[7]	Note payable to Swarn Singh, father-in-law of the CEO, entered into January 3, 2017 ($25,000) and February 1, 2017 ($20,000) at interest rate of 15% annually (1.25% monthly). These are unsecured notes. Both notes were due December 31, 2019. The notes are in default as of December 31, 2019. As a result the interest rate was changed to 21% annually (1.75% monthly).
[8]	Note payable to Swarn Singh, father-in-law of the CEO, entered into January 3, 2017 ($25,000) and February 1, 2017 ($20,000) at interest rate of 15% annually (1.25% monthly). These are unsecured notes. Both notes were due December 31, 2019. The notes are in default as of December 31, 2019. As a result the interest rate was changed to 21% annually (1.75% monthly).
[9]	Note payable to Sushil Chaudhary dated April 27, 2020 in the amount of 1,100,000 INR (approximately $14,500 US$) due on demand at 13% per annum. This amount was offset by an amount due from the company that Sushil Chaudhary owns in the amount of $8,179.
[10]	Note payable to Sushil Chaudhary dated April 27, 2020 in the amount of 1,100,000 INR (approximately $14,500 US$) due on demand at 13% per annum. This amount was offset by an amount due from the company that Sushil Chaudhary owns in the amount of $8,179.
[11]	Note payable to a director dated June 15, 2021 that matures December 12, 2021 in the amount of $400,000. The note does not bear interest however the director received two tranches of 150,000 shares each for lending this amount. If the note is repaid by the maturity date, one of the two tranches of 150,000 shares will be returned.
[12]	Note payable to Lathika Regunathan dated June 18, 2021 in the amount of 7,650,000 INR (approximately $100,000 US$) interest free and due on demand.